FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Plan Investment Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required by ASC 820, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. As of December 31, 2025 and 2024, there were no assets classified as Level 2 or Level 3 valued investments.

Investments	As of December 31,
	2025	2024
Level 1 - Unadjusted quoted prices in active markets for identical assets:
Mutual funds	$489,804,957	$283,504,620
Common Stock—Canadian Pacific Kansas City Limited stock	14,443,603	5,152,034
Self-directed brokerage account	18,881,424	1,656,661
Total investments	$523,129,984	$290,313,315